Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Feb. 28, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Accrued employee payroll and welfare benefits	10,565	10,407	1,608
Payable for funding commitments (1)	25,000	45,000	6,952
Other taxes payable (2)	2,477	2,489	385
Professional service fee payable	3,562	3,043	470
Refund liabilities	23,179	16,208	2,504
Others	10,335	9,800	1,513
Total	75,118	86,947	13,432

(1)

As of February 29, 2020, and February 28, 2021, RMB25,000 and RMB45,000 (US$6,952) have been accrued as marketing expenses, respectively, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose. Detail commitment schedule refer to Note 15.

(2)	Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.